EQUITY - Earnings per share (Details) - CLP ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Earnings per share
Net income attributable to owners of the parent (CLP 000's)	$ 232,662,884	$ 171,441,410	$ 125,497,642
Weighted average number of shares	946,570,604	946,570,604	946,570,604
Earnings per share, basic	$ 245.8	$ 181.12	$ 132.58
Earnings per share, diluted	$ 245.8	$ 181.12	$ 132.58
Series A
Earnings per share
Net income attributable to owners of the parent (CLP 000's)	$ 110,792,786	$ 81,639,457	$ 59,761,287
Weighted average number of shares	473,289,301	473,289,301	473,289,301
Earnings per share, basic	$ 234.09	$ 172.49	$ 126.27
Earnings per share, diluted	$ 234.09	$ 172.49	$ 126.27
Series B
Earnings per share
Net income attributable to owners of the parent (CLP 000's)	$ 121,870,098	$ 89,801,953	$ 65,736,355
Weighted average number of shares	473,281,303	473,281,303	473,281,303
Earnings per share, basic	$ 257.5	$ 189.74	$ 138.89
Earnings per share, diluted	$ 257.5	$ 189.74	$ 138.89